Lease Liability (Details)	12 Months Ended
Dec. 31, 2025 CAD ($)
Lease Liability
Additions	$ 77,684
Payments	(24,101)
Interest accretion	2,396
Ending balance	55,978
Current	39,018
Non-current	$ 16,960